Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2010
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2011
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLC
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMG
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMC
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMV
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSG
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSC
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSV